Intangibles (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Schedule of Intangibles
	2017	2016
Cost	$39,707	$12,345
Accumulated amortization	(11,591)	(9,029)
	$28,116	$3,316

Loan commitment fees related to Senior Credit Facility	$3,120	$3,316
Software	$24,996	—
	$28,116	$3,316

Cost

	Loan Commitment Fees	Software	Total
Balance, December 31, 2015	$11,131	$—	$11,131
Additions	1,214	—	1,214
Balance, December 31, 2016	12,345	—	12,345
Additions	1,793	23,179	24,972
Reclassifications	—	2,390	2,390
Balance, December 31, 2017	$14,138	$25,569	$39,707

Accumulated Amortization

	Loan Commitment Fees	Software	Total
Balance, December 31, 2015	$7,768	$—	$7,768
Amortization expense	1,261	—	1,261
Balance, December 31, 2016	9,029	—	9,029
Amortization expense	1,989	573	2,562
Balance, December 31, 2017	$11,018	$573	$11,591